Notes and Line of Credit Payable - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended					2 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended			8 Months Ended	0 Months Ended		3 Months Ended	1 Months Ended
	Dec. 13, 2014	Nov. 18, 2014	Oct. 31, 2014	Jul. 31, 2014	Mar. 28, 2014	Dec. 20, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jan. 06, 2014	Dec. 07, 2013	Sep. 01, 2013	Sep. 01, 2013	Apr. 15, 2013	Oct. 15, 2013	Dec. 31, 2013	Mar. 31, 2014	Sep. 15, 2012	Nov. 30, 2014	Oct. 16, 2009
Senior Secured Note [Line Items]
Revolving line of credit carrying amount						$ 1,100,000
Line of credit facility amount outstanding																			3,300,000
Line of credit facility, interest rate description												prime rate (as defined) plus 4.50% (7.75% per annum at January 31, 2014)
Proceeds from repayment						500,000
Class of warrant or right, number of securities called by warrants or rights																								25,000
Debt Instrument, Unamortized Discount							1,305,435		1,121,959	1,121,959			186,897								1,305,435
Amortization Of Debt Discount Premium							19,406	15,170		288,583	76,890	136,751	670,697
Debt Instrument, Face Amount																								25,000
Deferred Finance Costs Net												242,151	253,254
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.63%	1.60%	1.60%	1.63%	2.31%		2.31%		1.60%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	62.90%	62.90%	62.90%	63.70%	71.40%		71.40%		62.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 10.00	$ 10.00	$ 10.00						$ 10.00	$ 10.00													$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%		0.00%
Stock Issued During Period Value For Financing							868,236
Discount On Shares Issuance							1,100,261	0
Discount On Term Loan							1,254,363	0
Fair Value Of Warrant Liabilities							2,354,624	0
Expected term	6 years	6 years	6 years	6 years	7 years		7 years		6 years
Debt Instrument, Convertible, Terms of Conversion Feature						The as-if converted cash option holder principal represented 22% of the total principal (88% was related to holders that elected to convert into shares)
Issuance Of Common Stock Value In Payment Of Financing Cost							0	45,000				45,000	198,935
Stock Issued During Period, Value, New Issues												730,000
Interest Expense, Debt							141,518	8,621
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature												509,890
Deferred Finance Costs, Net, Total												242,151	253,254
Debt Instrument, Covenant Description												Capital Ratio to be less than 0.80:1.00 at any time.
Debt Instrument, Convertible, Conversion Price						$ 3.00
2014 NNA Financing
Senior Secured Note [Line Items]
Amortization Of Debt Discount Premium							20,930			20,930
Related Party Costs							235,119			235,119
Deferred Finance Costs Net							150,101		150,101	150,101											150,101
Proceeds From Issuance Of Debt Instruments On Fair Value							9,000,000			9,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							2.31%			2.31%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate							71.40%			71.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price							$ 4.50		$ 4.50	$ 4.50											4.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate							50.00%			0.00%
Stock Issued During Period Value For Financing							899,739			899,739
Discount On Shares Issuance							1,100,261			1,100,261
Discount On Term Loan							1,254,363			1,254,363
Fair Value Of Warrant Liabilities							2,354,624			2,354,624
Expected term							7 years			7 years
Amortization Of Debt Discount							51,072			51,072
Amortization Of Debt Discount Premium Related To Equity							7,998			7,998
Term Loan Value Under Agreement							5,745,637			5,745,637
Interest Expense, Debt							61,513
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature							23,505
Deferred Finance Costs, Net, Total							150,101		150,101	150,101											150,101
NNA
Senior Secured Note [Line Items]
Term Loan accrued interest										8.00%
Warrants To Purchase Common Stock					200,000
Investment Agreement [Member]
Senior Secured Note [Line Items]
Warrants To Purchase Common Stock										200,000
Medical Clinic Acquisition Promissory Notes
Senior Secured Note [Line Items]
Debt Instrument, Payment Terms														five months	eight	ten months
Business Acquisition Fair Value Of Note Interest Rate														5.30%	5.46%	5.45%	5.45%
Debt Instrument, Periodic Payment														15,000	10,000	15,000	15,000
Revolving Credit Facility
Senior Secured Note [Line Items]
Debt, interest rate							1.00%														1.00%
Debt, maturity date							Jun. 05, 2014			Mar. 28, 2019
Revolving line of credit carrying amount							100,000		100,000	100,000		100,000						10,000	2,000,000		100,000
Line of credit facility amount outstanding							94,764		94,764	94,764		94,765									94,764
Line of credit facility, interest rate description							80,000			prime rate (as defined) plus 4.50% (7.75% per annum at March 31, 2014 and December 31, 2014)
Line of credit facility, frequency of payment and payment terms										interest only is payable monthly, and matures June 5, 2015		interest only is payable monthly, and matures June 5, 2014
Stock Issued During Period, Value, New Issues																		45,000
Issuance Of Credit Agreement Related To Direct Cost							119,500
Revolving Credit Facility | Maximum
Senior Secured Note [Line Items]
Line of credit facility, maximum borrowing capacity						4,000,000
Revolving Credit Facility | Minimum
Senior Secured Note [Line Items]
Line of credit facility, maximum borrowing capacity						2,000,000
Secured Revolving Credit Facility
Senior Secured Note [Line Items]
Debt, interest rate												1.00%
Revolving line of credit carrying amount																			2,000,000
Line of credit facility, interest rate description							(i) three month LIBOR and (ii) six percent (6.24% at January 31, 2014)					(i) three month LIBOR and (ii) six percent (6.24% at January 31, 2014).
Line of credit facility, frequency of payment and payment terms												Interest is payable on the last business day of each successive month, in arrears, commencing October 31, 2013,
Issuance Of Credit Agreement Related To Direct Cost																			119,500
Amended | SpaGus | Revolving Credit Facility
Senior Secured Note [Line Items]
Proceeds from repayment						500,000
Convertible Notes Payable
Senior Secured Note [Line Items]
Debt, interest rate					8.00%		8.00%														8.00%
Debt, maturity date					Mar. 28, 2019
Class of warrant or right, number of securities called by warrants or rights							100,000														100,000
Debt Instrument, Fee Amount							2,000,000														2,000,000
Amortization Of Debt Discount Premium												134,601	676,055
Debt Instrument, Face Amount					2,000,000
Debt Instrument, Convertible, Conversion Ratio					10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 10.00														10.00
Debt Instrument, Convertible, Terms of Conversion Feature					The Company may redeem amounts outstanding under the Convertible Note on 60 days prior notice to NNA.
Interest Expense, Debt							43,060	77,493	133,720	308,923	368,141	449,458	818,886							101,757
Debt Instrument, Convertible, Conversion Price							$ 10.00														10.00
NNA Warrants | Investment Agreement [Member]
Senior Secured Note [Line Items]
Warrants To Purchase Common Stock										300,000
NNA Warrants | Maximum | Investment Agreement [Member]
Senior Secured Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 20.00	$ 20.00
NNA Warrants | Minimum | Investment Agreement [Member]
Senior Secured Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 10.00	$ 10.00
Senior secured note | SpaGus
Senior Secured Note [Line Items]
Debt, interest rate							8.929%					8.929%									8.929%
Debt, maturity date												Oct. 15, 2012
Debt Instrument, Periodic Payment							135,000					135,000
Payment Of Interest On Early Pre Payment Of Debt							15,000					15,000
Issuance Of Common Stock Shares In Payment Of Financing Cost							21,600					21,600
Issuance Of Common Stock Value In Payment Of Financing Cost							25,661
Payments of Financing Costs							5,000					5,000
Stock Issued During Period, Shares, New Issues																		10,000
Stock Issued During Period, Value, New Issues																		45,000
Senior secured note | Date One | SpaGus
Senior Secured Note [Line Items]
Debt Instrument Interest Payable Date												Dec. 28, 2012
Senior secured note | Date Two | SpaGus
Senior Secured Note [Line Items]
Debt, maturity date																					Mar. 31, 2013
Debt Instrument Interest Payable Date												Mar. 31, 2013
Senior secured note | Date Three | SpaGus
Senior Secured Note [Line Items]
Debt, maturity date																					Jun. 30, 2013
Debt Instrument Interest Payable Date												Jun. 30, 2013
Senior secured note | Date four | SpaGus
Senior Secured Note [Line Items]
Debt, maturity date																					Oct. 15, 2013
Debt Instrument Interest Payable Date												Oct. 15, 2013
Senior secured note | Amended | SpaGus
Senior Secured Note [Line Items]
Debt, interest rate									8.00%	8.00%		8.00%
Debt, maturity date												Oct. 15, 2013
Senior notes									500,000	500,000		500,000										500,000
Proceeds from Issuance of Debt										230,000		230,000										230,000
Stock Issued During Period, Shares, New Issues												10,000										10,000
Stock Issued During Period, Value, New Issues												50,000										50,000
Senior secured note | Amended | Date One | SpaGus
Senior Secured Note [Line Items]
Debt, maturity date																					Dec. 28, 2012
Term Loan
Senior Secured Note [Line Items]
Line of credit facility amount outstanding					7,000,000
Class of warrant or right, number of securities called by warrants or rights							300,000		3,000,000	3,000,000											300,000
Repayment of first year term loan							87,500			87,500
Repayment of second year term loan							122,500			122,500
Repayment of third year term loan							122,500			122,500
Repayment of fourth year term loan							175,000			175,000
Repayment of fifth year term loan							210,000			210,000
Debt Instrument, Unamortized Discount							1,305,435		1,305,435	1,305,435											1,305,435
Debt Instrument, Fee Amount									80,000	80,000
Debt Instrument, Face Amount							80,000														80,000
Revolving Loan [Member]
Senior Secured Note [Line Items]
Line of credit facility amount outstanding					1,000,000
Line of credit facility, interest rate description							three month LIBOR plus 6.0%			three month LIBOR plus 6.0%
Term Loan And Revolving Loan [Member]
Senior Secured Note [Line Items]
Line of Credit Facility, Expiration Date					Mar. 28, 2019